PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (CONDENSED BALANCE SHEETS) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 86,123	$ 106,015
Prepayments and other current assets	67,724	109,047
Total current assets	320,351	407,431
Non-current assets:
Long-term investments	104,526	97,857
Total non-current assets	626,660	801,492
Total assets	947,011	1,208,923
Current liabilities:
Accrued expenses and other liabilities:	54,216	66,858
Amounts due to related parties	34,676	90,526
Total current liabilities	214,808	354,403
Non-current liabilities:
Total non-current liabilities	348,306	262,716
Total liabilities	563,114	617,119
Commitments and contingencies
Shareholders equity:
Additional paid-in capital	545,364	545,173
Accumulated other comprehensive loss	(37,408)	(9,031)
Retained earnings	(25,144)	154,577
Total shareholders' equity	383,897	591,804
Total liabilities and shareholders' equity	947,011	1,208,923
Related Party
Current liabilities:
Amounts due to related parties	34,676	90,526
Parent Company
Current assets:
Cash and cash equivalents	22,311	2,926
Prepayments and other current assets	1	126
Total current assets	464,608	7,322
Non-current assets:
Long-term investments	34,470	17,355
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities' subsidiaries	709,711	984,175
Total non-current assets	744,181	1,001,530
Total assets	1,208,789	1,008,852
Current liabilities:
Long-term bond payable, current	50,590	103,380
Accrued expenses and other liabilities:	69,779	31,440
Total current liabilities	824,892	417,048
Non-current liabilities:
Total liabilities	824,892	417,048
Commitments and contingencies
Shareholders equity:
Additional paid-in capital	545,364	545,173
Accumulated other comprehensive loss	(37,408)	(9,031)
Retained earnings	(25,144)	154,577
Less: Treasury shares (5,755,007 shares as of December 31, 2022 and 2023, respectively.)	(111,283)	(111,283)
Total shareholders' equity	383,897	591,804
Total liabilities and shareholders' equity	1,208,789	1,008,852
Parent Company | Affiliated Entity
Current assets:
Amount due from related parties	1,045	4,270
Parent Company | Subsidiaries, PRC domestic entities and PRC domestic entities' subsidiaries
Current assets:
Amount due from related parties	441,251
Current liabilities:
Amounts due to related parties	669,847	282,228
Parent Company | Related party excluding subsidiaries, domestic entities and domestic entities subsidiaries
Current liabilities:
Amounts due to related parties	34,676
Common Class A
Shareholders equity:
Ordinary Shares, Value	9,244	9,244
Common Class A | Parent Company
Shareholders equity:
Ordinary Shares, Value	9,244	9,244
Common Class B
Shareholders equity:
Ordinary Shares, Value	3,124	3,124
Common Class B | Parent Company
Shareholders equity:
Ordinary Shares, Value	$ 3,124	$ 3,124